Benefit Plans, Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (3,824)	$ (1,333)	$ (711)
Amortization of net actuarial (loss) gain	289	90	(70)
Amortization of prior service cost	(90)	(90)	$ (90)
Total	(3,625)	(1,333)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(2,240)	(367)
Amortization of net actuarial (loss) gain	(67)	(184)
Amortization of prior service cost	0	0
Total	(2,307)	(551)
Postretirement Benefits [Member]
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,200
Effect of one percentage point decrease on in assumed health care cost	(907)
Effect of one percentage point increase on in interest and service components	68
Effect of one percentage point decrease on in interest and service components	(53)
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(1,584)	(966)
Amortization of net actuarial (loss) gain	356	274
Amortization of prior service cost	(90)	(90)
Total	$ (1,318)	$ (782)